Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock subscriptions receivable	$ 1,600,000		$ 2,632,192
Amount borrowed from related parties	420,000	1,605,000	16,336
Amount repaid on related party loans	691,853	6,614
Employment Contracts, J. Thomas
Annual salary	174,000
Employment Contracts, J. Francis
Annual salary	$ 150,000